CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2012, as supplemented

The date of this Supplement is March 15, 2013.

Effective March 15, 2013, Clearwater Management Company (“CMC”), the investment manager of the Clearwater Investment Trust, revised its voluntary management fee waivers for each of the Funds. CMC increased its voluntary management fee waiver for the Clearwater Core Equity Fund (“Core Equity Fund”), the Clearwater Small Companies Fund (“Small Companies Fund”) and the Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”). CMC decreased its voluntary management fee waiver for the Clearwater International Fund (“International Fund”). This decrease in voluntary management fee waiver was the result of recent changes to the International Fund that included the addition of new subadvisers and an increased asset allocation to active management.

Accordingly, the second paragraph in the section titled “Management – Management services and fees” beginning on page 35 of the Prospectus is deleted and replaced with the following:

Between June 1, 2011 and March 14, 2012, CMC voluntarily waived the management fee for the Core Equity Fund to 0.60%. Between March 15, 2012 and March 14, 2013, CMC voluntarily waived the management fee for the Core Equity Fund to 0.52%. Effective March 15, 2013, CMC voluntarily waived the management fee for the Core Equity Fund to 0.50%. Between June 1, 2011 and March 14, 2013, CMC voluntarily waived the management fee for the Small Companies Fund to 1.00%. Effective March 15, 2013, CMC voluntarily waived the management fee for the Small Companies Fund to 0.94%. Between July 1, 2008 and March 14, 2013, CMC voluntarily waived the management fee for the Tax-Exempt Bond Fund to 0.36%. Effective March 15, 2013, CMC voluntarily waived the management fee for the Tax-Exempt Bond Fund to 0.33%. Between June 1, 2011 and December 4, 2011, CMC voluntarily waived the management fee for the International Fund to 0.75%. Between December 5, 2011 and March 14, 2012, CMC voluntarily waived the management fee for the International Fund to 0.70%. Between March 15, 2012 and March 14, 2013, CMC voluntarily waived the management fee for the International Fund to 0.60%. Effective March 15, 2013, CMC reduced its voluntary waiver of the management fee for the International Fund such that its management fee would be 0.67%. A discussion regarding the basis for the Board of Trustees’ approval of the management contract with CMC and each subadvisory contract is included in the annual report of the Trust for the fiscal year ended December 31, 2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED APRIL 30, 2012, as supplemented

The date of this Supplement is March 15, 2013.

Effective March 15, 2013, Clearwater Management Company (“CMC”), the investment manager of the Clearwater Investment Trust, revised its voluntary management fee waivers for each of the Funds. CMC increased its voluntary management fee waiver for the Clearwater Core Equity Fund (“Core Equity Fund”), the Clearwater Small Companies Fund (“Small Companies Fund”) and the Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”). CMC decreased its voluntary management fee waiver for the Clearwater International Fund (“International Fund”). This decrease in voluntary management fee waiver was the result of recent changes to the International Fund that included the addition of new subadvisers and an increased asset allocation to active management.

Accordingly, the third paragraph on page 20 in the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Manager” of the SAI is hereby deleted and replaced with the following:

As compensation for its management services and expenses assumed, the investment manager is contractually entitled to receive a management fee at the annual rate of 0.90%, 1.35%, 0.60%, and 1.00% of the net assets of Core Equity Fund, Small Companies Fund, Tax-Exempt Bond Fund, and International Fund, respectively. Between June 1, 2011 and March 14, 2012, CMC voluntarily waived the management fee for the Core Equity Fund to 0.60%. Between March 15, 2012 and March 14, 2013, CMC voluntarily waived the management fee for the Core Equity Fund to 0.52%. Effective March 15, 2013, CMC voluntarily waived the management fee for the Core Equity Fund to 0.50%. Between June 1, 2011 and March 14, 2013, CMC voluntarily waived the management fee for the Small Companies Fund to 1.00%. Effective March 15, 2013, CMC voluntarily waived the management fee for the Small Companies Fund to 0.94%. Between July 1, 2008 and March 14, 2013, CMC voluntarily waived the management fee for the Tax-Exempt Bond Fund to 0.36%. Effective March 15, 2013, CMC voluntarily waived the management fee for the Tax-Exempt Bond Fund to 0.33%. Between June 1, 2011 and December 4, 2011, CMC voluntarily waived the management fee for the International Fund to 0.75%. Between December 5, 2011 and March 14, 2012, CMC voluntarily waived the management fee for the International Fund to 0.70%. Between March 15, 2012 and March 14, 2013, CMC voluntarily waived the management fee for the International Fund to 0.60%. Effective March 15, 2013, CMC reduced its voluntary waiver of the management fee for the International Fund such that its management fee would be 0.67%. It is the investment manager’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate this voluntary fee reduction at any time. The investment manager’s fees are calculated and accrued daily as a percentage of each Fund’s daily net assets, and are paid quarterly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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